Income Tax - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 HKD ($)
Applicable tax rate	9.00%	0.00%	0.00%
Tax percentage on qualifying income	0.00%
Tax impact after increase in revenue | د.إ	د.إ 375,000
Effective income tax rate	9.40%	2.30%	3.20%
UAE
Applicable tax rate	9.00%
Tax percentage on qualifying income	0.00%
Inland Revenue, Hong Kong [Member]
Applicable tax rate	16.50%
Inland Revenue, Hong Kong [Member] | Tax Year 2018 [Member] | Minimum [Member]
Applicable tax rate	8.25%
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member]
Tax impact after increase in revenue | $				$ 2
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member] | Maximum [Member]
Applicable tax rate	16.50%
State Administration of Taxation, China [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Domestic Tax Jurisdiction [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Mainland China | Foreign Tax Jurisdiction [Member]
Applicable tax rate	25.00%
Inland Revenue, Singapore (IRAS) [Member]
Applicable tax rate	17.00%